Label	Element	Value
Portfolio Optimization Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000813900_SupplementTextBlock

SUPPLEMENT DATED FEBRUARY 28, 2019

TO THE PACIFIC SELECT FUND PROSPECTUS FOR

CLASS D, I AND P SHARES DATED MAY 1, 2018

This supplement revises the Pacific Select Fund Prospectus for Class D, I and P Shares dated May 1, 2018, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

Risk/Return [Heading]	rr_RiskReturnHeading	Portfolio Optimization Growth Portfolio
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Portfolio Optimization Moderate-Conservative Portfolio, Portfolio Optimization Moderate Portfolio, Portfolio Optimization Growth Portfolio and Portfolio Optimization Aggressive-Growth Portfolio – The following risk is removed from the Principal Risks from Holdings in Underlying Funds subsection of each of these Funds:

•                 Short Exposure Risk

Portfolio Optimization Growth Portfolio – The following risk is added alphabetically to the Principal Risks from Holdings in Underlying Funds subsection:

•                 Floating Rate Loan Risk – Floating rate loans (or bank loans) are usually rated below investment grade and thus are subject to high yield/high risk or “junk” securities risk. The market for floating rate loans is a private interbank resale market and thus may be subject to irregular trading activity, wide bid/ask spreads and delayed settlement periods. Purchases and sales of loans are generally subject to contractual restrictions that must be fulfilled before a loan can be bought or sold. These restrictions may hamper an Underlying Fund’s ability to buy or sell loans and negatively affect the transaction price. It may take longer than seven days for transactions in loans to settle, which may result in cash proceeds not being immediately available to an Underlying Fund. The Underlying Fund is also subject to credit risk with respect to the issuer of the loan. Investments in junior loans involve a higher degree of overall risk than senior loans of the same borrower because of their lower place in the borrower’s capital structure and possible unsecured status.

U.S. federal securities laws afford certain protections against fraud and misrepresentation in connection with the offering or sale of a security, as well as against manipulation of trading markets for securities. However, it is unclear whether these protections are available to an investment in a loan, which may not be deemed to be a security in certain circumstances and, as a result, could increase the risk of investing in loans.